Profit appropriation and restricted net assets	12 Months Ended
Dec. 31, 2022
Profit appropriation and restricted net assets
Profit appropriation and restricted net assets
16	Profit appropriation and restricted net assets

PRC laws and regulations permit payments of dividends by the subsidiaries and the VIEs incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, each of the Company’s subsidiary, the VIE and the VIE’s subsidiary is required to annually appropriate 10% of net after-tax income to the statutory general reserve fund (Note 2(ac) prior to payment of any dividends, unless such reserve funds have reached 50% of its respective registered capital.

As a result of these and other restrictions under PRC laws and regulations, the Company’s PRC subsidiary and the consolidated VIEs are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances of the Group’s total consolidated net assets.

After the disposal of the China Mainland Business and the rescission of the Equity Interest Pledge Agreement with the sole shareholder of Dasheng HAWO, the Company is without any consolidated VIEs as of December 31, 2022. Total registered capital of the Company’s PRC subsidiary as of December 31, 2022 were US$10,000.

Parent Company Only Condensed Financial Information

The Company performed a test on the restricted net assets of its consolidated subsidiaries and the VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08(e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only. For the purposes of presenting parent only financial information, the Company records its investments in its subsidiaries and the VIEs under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Deficits of investments in subsidiaries and the VIEs”, and shares in the subsidiaries and the VIEs’ loss are presented as “Share of income/(loss) of subsidiaries and the VIEs” in the condensed statements of comprehensive income/(loss). The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.

The subsidiaries did not pay any dividends to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant capital and other commitments, or guarantees as of December 31, 2021 and 2022.

The Company’s accounting policies are the same as the Group’s policies except for the accounting for the investments in subsidiaries and the VIEs.

16	Profit appropriation and restricted net assets (Continued)

Condensed Balance Sheets of the Company

	As of December, 31
	2021	2022
	US$	US$

ASSETS
Current assets
Cash and cash equivalents	11,939	4,207
Time deposits	6,499	4,872
Prepaid expenses and other current assets	1,229	642
Total current assets	19,667	9,721
Non-current assets
Time deposits	11,115	—
Amounts due from inter-company entities	64,448	11,425
Other non-current assets	87	69
Total non-current assets	75,650	11,494
Total assets	95,317	21,215

LIABILITIES AND SHAREHOLDERS’ DEFICIT/(EQUITY)
Current liabilities
Accrued expenses and other current liabilities	1,009	563
Tax payables	135	135
Total current liabilities	1,144	698
Non-current liabilities
Amounts due to inter-company entities	1,676	5,824
Deficits of investments in subsidiaries and the VIEs	205,925	8,116
Total non-current liabilities	207,601	13,940
Total liabilities	208,745	14,638
Shareholders’ deficit/(equity):
Class A ordinary shares	23	23
Class B ordinary shares	10	10
Treasury stock	(6,640)	-
Additional paid-in capital	187,841	337,407
Accumulated other comprehensive (loss)/income	(6,052)	303
Accumulated deficit	(288,610)	(331,166)
Total shareholders’ deficit/(equity)	(113,428)	6,577
Total liabilities and shareholders’ deficit/(equity)	95,317	21,215

16	Profit appropriation and restricted net assets (Continued)

Condensed Statements of Operations and Comprehensive Income/(Loss) of the Company

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$

Operating expenses:
Sales and marketing expenses	—	—	(55)
Product development expenses	—	—	(1,240)
General and administrative expenses	—	(850)	(2,480)
Share of income/(loss) of subsidiaries and the VIEs	—	(3,687)	(8,060)
Total operating expenses	—	(4,537)	(11,835)
Loss from operations	—	(4,537)	(11,835)
Others	—	363	(1,008)
Loss before income tax expenses	—	(4,174)	(12,843)
Income tax expenses	—	(17)	(1)
Net loss from continuing operations	—	(4,191)	(12,844)
Net income/(loss) from discontinuing operations	21,241	22,929	(29,712)
Net income/(loss), all attributable to the Company’s ordinary shareholders	21,241	18,738	(42,556)
Comprehensive income/(loss):
Net income/(loss)	21,241	18,738	(42,556)
Other comprehensive income/(loss)
Foreign currency translation adjustments	(11,556)	(4,324)	9,082
Reclassification of exchange differences on translation of operations to consolidated statement of operations	—	—	(2,727)
Total comprehensive income/(loss)	9,685	14,414	(36,201)

Condensed Statements of Cash Flow of the Company

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$

Cash flows from operating activities:
Net cash (used in)/provided by operating activities	(2,144)	112	(3,210)
Cash flows from investing activities:
Placement of time deposits	(7,058)	(24,474)	(4,872)
Withdrawal of time deposits	6,902	30,773	17,614
Net cash provided by/(used in) transactions with intra-Group entities	—	5,554	(20,855)
Net cash (used in)/provided by investing activities	(156)	11,853	(8,113)
Cash flows from financing activities:
Share repurchase program	(3,498)	(3,143)	—
Proceeds from exercise of stock options	1,474	791	—
Proceeds from issuance of stocks, net of offering expenses	5,636	—	—
Net cash provided by transactions with intra-Group entities	—	—	4,078
Net cash provided by/(used in) financing activities	3,612	(2,352)	4,078
Effect of exchange rate changes on cash and cash equivalents	—	15	(487)
Net increase/(decrease) in cash and cash equivalents	1,312	9,628	(7,732)
Cash and cash equivalents at the beginning of the year	999	2,311	11,939
Cash and cash equivalents at the end of the year	2,311	11,939	4,207